SUBSEQUENT EVENTS (Details) - $ / shares	Mar. 27, 2024	Dec. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
Ordinary shares, shares authorized		50,000,000	50,000,000
Subsequent Event
SUBSEQUENT EVENTS
Ordinary shares, shares authorized	2,000,000
Public offering price	$ 0.001